ACQUISITION OF TRANSTAR, LLC.	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
ACQUISITION OF TRANSTAR, LLC.
3.  ACQUISITION OF TRANSTAR, LLC

On July 28, 2021, we completed the acquisition for 100% of the equity interests of Transtar, LLC (“Transtar”) from United States Steel Corporation (“USS”) for total cash consideration of $636 million. Transtar is comprised of five freight railroads and one switching company, of which two railroads are connected to USS’s largest production facilities. We also entered into an exclusive rail partnership with USS, under which we will provide rail service to USS for an initial term of 15 years with minimum volume commitments for the first five years. Transtar operates within the Railroad segment. See Note 17 for additional information. The results of operations at Transtar have been included in the Combined Consolidated Statements of Operations as of the effective date of the acquisition. In connection with the acquisition, we recorded $9.8 million of acquisition and transaction expense during the year ended December 31, 2021.

The Parent funded the transaction with bridge loans in an aggregate principal amount of $650 million. In September 2021, the Parent issued new equity and debt and repaid in full the bridge loans.

In accordance with ASC 805, Business Combinations, the following fair values were assigned to assets acquired and liabilities assumed based on management’s estimates and assumptions and are preliminary. The significant assumptions used to estimate the fair value of the property, plant and equipment included replacement cost estimates, salvage values and market data for similar assets where available. The significant assumptions used to estimate the value of the customer relationship intangible assets included discount rate and future revenues and operating expenses. The final valuation and related allocation of the purchase price is subject to change as additional information is received and will be completed no later than 12 months after the closing date. The final acquisition accounting adjustments may be materially different and may include (i) changes in fair values of Property, plant and equipment and associated salvage values; (ii) changes in allocations to Intangible assets, as well as goodwill; and, (iii) other changes to assets and liabilities, such as working capital accounts and inventory.

The following table summarizes the preliminary allocation of the purchase price, as presented in our Combined Consolidated Balance Sheets:

Fair value of assets acquired:
Cash and cash equivalents	$8,918
Accounts receivable	18,625
Operating lease right-of-use assets	12,231
Property, plant and equipment	490,561
Intangible assets	60,000
Other assets	15,008
Total assets	605,343
Fair value of liabilities assumed:
Accounts payable and accrued liabilities	47,010
Operating lease liabilities	10,689
Pension and other postretirement benefits (1)	37,552
Other liabilities	8,487
Total liabilities	103,738
Goodwill (2)	134,402
Total purchase consideration	$636,007

(1)	Included in Other liabilities in the Combined Consolidated Balance Sheets.
(2)
Goodwill is primarily attributable to the assembled workforce of Transtar and the synergies expected to be achieved. This goodwill is assigned to the Railroad segment and is tax deductible for income tax purposes.

The following table presents the identifiable intangible assets and their estimated useful lives:

	Estimated useful life in years	Fair value
Customer relationships	15	60,000

The following table presents the property, plant and equipment and their estimated remaining useful lives:

	Estimated remaining useful life in years	Fair value
Railcars	1 - 40	$112,981
Track and track related assets	1 - 40	90,904
Land, site improvements and rights	N/A	87,450
Bridges and tunnels	15 - 55	174,889
Buildings and improvements	3 - 25	12,448
Railroad equipment	2 - 15	2,725
Terminal machinery and equipment	2 - 15	3,325
Vehicles	2 - 5	3,740
Construction in progress	N/A	1,928
Computer hardware and software	2 - 5	171
Total		$490,561

The unaudited financial information in the table below summarizes the combined results of operations of FTAI Infrastructure and Transtar on a pro forma basis, as though the companies had been combined as of January 1, 2020. These pro forma results were based on estimates and assumptions which we believe are reasonable. The pro forma adjustments are primarily comprised of the following:

•
The allocation of the purchase price and related adjustments, including adjustments to depreciation and amortization expense related to the fair value of property, plant and equipment and intangible assets acquired;

•	The exclusion of acquisition-related costs incurred during the year ended December 31, 2021 and allocation of substantially all acquisition-related costs to the year ended December 31, 2020; and

•	Associated tax-related impacts of adjustments.

The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place as of January 1, 2020.

	Year Ended December 31,
	2021	2020
Total revenue	$199,762	$183,744
Net loss attributable to Parent	$(56,717)	$(39,349)